Deferred Tax Assests and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Inventories	$ 2,194	$ 1,414
Net operating loss and other carryforwards	37,342	36,431
Allowance for doubtful accounts	894	401
Stock based and other compensation	1,502	2,509
Post-retirement benefits	6,125	14,670
Interest		688
Goodwill	2,057
Accrued expense and other	9,306	7,634
Gross deferred tax assets	59,420	63,747
Valuation allowance	(10,050)	(9,280)
Deferred income tax asset	49,370	54,467
Deferred income tax liabilities:
Property and equipment	(19,469)	(29,792)
Goodwill		(1,786)
Intangible assets	(99,940)	(117,301)
Deferred income tax liabilities	(119,409)	(148,879)
Net deferred tax liability	$ (70,039)	$ (94,412)